Cover	Sep. 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2025
Entity File Number	001-34625
Entity Registrant Name	SMART POWERR CORP.
Entity Central Index Key	0000721693
Entity Tax Identification Number	90-0093373
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4/F, Tower C
Entity Address, Address Line Two	Rong Cheng Yun Gu Building
Entity Address, Address Line Three	Keji 3 rd Road, Yanta District
Entity Address, City or Town	Xi’an City, Shaanix Providence
Entity Address, Country	CN
Entity Address, Postal Zip Code	710075
City Area Code	86-29
Local Phone Number	8765-1097
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	CREG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false